Earnings per equity share (Tables)	6 Months Ended
Sep. 30, 2014
Weighted-average number of shares

	As of September 30,
	2013	2014
Weighted average number of equity shares used in computing basic earnings per equity share	2,386,231,714	2,407,093,337

Effect of potential equity shares for stock options outstanding	18,106,685	19,144,784

Weighted average number of equity shares used in computing diluted earnings per equity share	2,404,338,399	2,426,238,121

Reconciliation of Earnings Per Share

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Six months period ended September 30,
	2013		2014		2014

Basic earnings per share	Rs.	14.46	Rs.	17.85	US$	0.29

Effect of potential equity shares for stock options outstanding		0.11		0.14		0.01

Diluted earnings per share	Rs.	14.35	Rs.	17.71	US$	0.28

Basic earnings per ADS	Rs.	43.38	Rs.	53.55	US$	0.87

Effect of potential equity shares for stock options outstanding		0.33		0.42		0.03

Diluted earnings per ADS	Rs.	43.05	Rs.	53.13	US$	0.84